Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
January 31, 2022
SMR-NPRT3-0422
1.813037.117
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.5%
Entertainment - 1.7%
Capcom Co. Ltd.	2,500,000	60,351,891
Interactive Media & Services - 1.8%
Dip Corp.	1,000,000	31,659,444
Ziff Davis, Inc. (a)	300,000	31,518,000
		63,177,444
Media - 1.0%
Cogeco Communications, Inc.	250,000	20,520,788
Emerald Holding, Inc. (a)(b)	3,750,000	12,225,000
		32,745,788
TOTAL COMMUNICATION SERVICES		156,275,123
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.9%
Adient PLC (a)	650,000	27,280,500
Patrick Industries, Inc.	600,000	38,640,000
		65,920,500
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	1,200,000	35,304,000
OneSpaWorld Holdings Ltd. (a)(c)	1,500,000	15,480,000
Perdoceo Education Corp. (a)	1,500,000	16,530,000
		67,314,000
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations, Inc. (a)	700,000	34,202,000
Household Durables - 2.0%
Helen of Troy Ltd. (a)	225,000	47,099,250
LGI Homes, Inc. (a)(c)	175,000	21,789,250
		68,888,500
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	493,500	23,658,390
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	200,000	18,984,000
Rent-A-Center, Inc.	1,000,000	42,150,000
Winmark Corp.	50,000	10,771,000
		71,905,000
TOTAL CONSUMER DISCRETIONARY		331,888,390
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	600,000	36,882,000
Food Products - 1.5%
Lamb Weston Holdings, Inc.	600,000	38,526,000
TreeHouse Foods, Inc. (a)	350,000	13,555,500
		52,081,500
TOTAL CONSUMER STAPLES		88,963,500
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
ShawCor Ltd. Class A (a)	3,500,000	16,272,666
Oil, Gas & Consumable Fuels - 1.4%
Brigham Minerals, Inc. Class A	2,200,000	47,608,000
TOTAL ENERGY		63,880,666
FINANCIALS - 18.1%
Banks - 5.8%
BOK Financial Corp. (c)	750,000	76,912,500
Cullen/Frost Bankers, Inc.	575,000	81,080,750
First Hawaiian, Inc.	1,500,000	42,525,000
		200,518,250
Capital Markets - 1.2%
BrightSphere Investment Group, Inc.	2,000,000	43,160,000
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)(c)	225,000	14,512,500
FirstCash Holdings, Inc.	800,000	55,760,000
		70,272,500
Diversified Financial Services - 0.9%
Cannae Holdings, Inc. (a)	1,000,000	29,870,000
Insurance - 8.2%
Assurant, Inc.	400,000	61,004,000
Enstar Group Ltd. (a)	350,000	92,778,000
First American Financial Corp.	1,300,000	96,863,000
Primerica, Inc.	213,647	32,974,278
		283,619,278
TOTAL FINANCIALS		627,440,028
HEALTH CARE - 13.3%
Biotechnology - 2.1%
Cerevel Therapeutics Holdings (a)	473,953	12,341,736
Cullinan Oncology, Inc.	140,440	1,893,131
Erasca, Inc.	1,164,900	13,804,065
Exelixis, Inc. (a)	897,800	16,250,180
Instil Bio, Inc. (a)(c)	848,956	9,856,379
Mirati Therapeutics, Inc. (a)	148,700	17,739,910
		71,885,401
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (a)	1,750,000	75,670,000
Utah Medical Products, Inc.	50,000	4,703,500
		80,373,500
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (a)	465,500	8,797,950
Owens & Minor, Inc.	1,268,240	53,380,222
Premier, Inc.	1,500,000	57,330,000
R1 RCM, Inc. (a)	1,750,000	41,615,000
		161,123,172
Life Sciences Tools & Services - 2.6%
Syneos Health, Inc. (a)	1,000,000	90,560,000
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	197,546	14,122,564
Prestige Brands Holdings, Inc. (a)	750,000	42,337,500
		56,460,064
TOTAL HEALTH CARE		460,402,137
INDUSTRIALS - 16.9%
Commercial Services & Supplies - 2.1%
Cimpress PLC (a)	600,000	40,332,000
The Brink's Co.	450,000	31,401,000
		71,733,000
Industrial Conglomerates - 0.8%
Rheinmetall AG	250,000	26,137,451
Professional Services - 7.2%
ASGN, Inc. (a)	725,000	83,280,750
BGSF, Inc. (c)	6,216	84,600
Insperity, Inc.	500,000	53,765,000
Intertrust NV (a)(d)	1,000,000	21,738,463
Kforce, Inc.	750,000	51,502,500
Persol Holdings Co. Ltd.	1,500,000	38,723,725
		249,095,038
Road & Rail - 3.3%
TFI International, Inc.	700,000	67,410,000
TFI International, Inc. (Canada)	475,000	45,719,427
		113,129,427
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	1,500,000	82,305,000
MRC Global, Inc. (a)	95,200	705,432
Univar, Inc. (a)	1,500,000	39,750,000
		122,760,432
TOTAL INDUSTRIALS		582,855,348
INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment & Components - 5.5%
Insight Enterprises, Inc. (a)	1,250,000	117,687,500
TD SYNNEX Corp.	333,000	34,821,810
TTM Technologies, Inc. (a)	2,750,000	37,015,000
		189,524,310
IT Services - 5.6%
Computer Services, Inc.	500,000	28,000,000
Concentrix Corp.	500,000	100,495,000
Genpact Ltd.	1,000,000	49,750,000
Tucows, Inc. (a)(c)	200,000	15,800,000
		194,045,000
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (a)	448,300	40,095,952
Ichor Holdings Ltd. (a)	850,000	36,057,000
		76,152,952
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	99,999	5,669,943
TOTAL INFORMATION TECHNOLOGY		465,392,205
MATERIALS - 6.0%
Chemicals - 2.9%
Valvoline, Inc.	3,000,000	98,820,000
Construction Materials - 2.8%
Eagle Materials, Inc.	125,000	18,231,250
RHI Magnesita NV	700,000	32,287,252
Wienerberger AG	1,300,000	47,069,158
		97,587,660
Metals & Mining - 0.3%
ERO Copper Corp. (a)	750,000	9,339,968
TOTAL MATERIALS		205,747,628
REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
CareTrust (REIT), Inc.	1,000,000	21,210,000
Corporate Office Properties Trust (SBI)	1,000,000	25,260,000
Douglas Emmett, Inc.	2,000,000	62,440,000
iStar Financial, Inc.	1,000,000	21,470,000
		130,380,000
Real Estate Management & Development - 6.0%
Cushman & Wakefield PLC (a)	3,900,000	81,861,000
Jones Lang LaSalle, Inc. (a)	500,000	125,395,000
		207,256,000
TOTAL REAL ESTATE		337,636,000
UTILITIES - 2.6%
Electric Utilities - 0.1%
Portland General Electric Co.	100,000	5,254,000
Gas Utilities - 2.5%
Brookfield Infrastructure Corp. A Shares (c)	1,300,000	86,216,000
TOTAL UTILITIES		91,470,000
TOTAL COMMON STOCKS (Cost $2,576,893,195)		3,411,951,025

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	86,121,951	86,139,176
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	35,566,921	35,570,477
TOTAL MONEY MARKET FUNDS (Cost $121,709,653)		121,709,653

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,698,602,848)	3,533,660,678
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(76,834,602)
NET ASSETS - 100.0%	3,456,826,076

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,738,463 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	28,804,687	587,591,894	530,257,405	18,600	-	-	86,139,176	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	90,852,362	485,847,248	541,129,133	799,823	-	-	35,570,477	0.1%
Total	119,657,049	1,073,439,142	1,071,386,538	818,423	-	-	121,709,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Emerald Holding, Inc.	23,281,500	-	2,257,177	-	(6,202,540)	(2,596,783)	12,225,000
Total	23,281,500	-	2,257,177	-	(6,202,540)	(2,596,783)	12,225,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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